Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Disclosure of detailed information about cash and cash equivalents [Table Text Block]
	Dec. 31, 2019	Dec. 31, 2018

Cash on hand and demand deposits	$396,146	$515,497
Short-term money market instruments with maturities of of three months or less at acquisition date	-	-
	$396,146	$515,497